Fair Value Measurements - Balances of Level 3 Assets and Liabilities Measured at Fair Value with Corresponding Price Sources (Details) - USD ($)		Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021
Assets
Debt securities			$ 44,762,000,000			$ 53,375,000,000
Equity securities	[1]		393,000,000			279,000,000
Mortgage loans, at fair value under fair value option	[1]		582,000,000			0
Limited partnerships			440,000,000			413,000,000
Policy loans	[1]		4,377,000,000			4,475,000,000
Reinsurance recoverable on market risk benefits		$ 29,046,000,000	29,046,000,000	[1]	$ 32,834,000,000	32,834,000,000	[1]	$ 35,116,000,000
Market risk benefit - (assets)		4,865,000,000	4,865,000,000	[1]	1,664,000,000	1,664,000,000	[1]	690,000,000
Total			256,156,000,000			312,570,000,000
Liabilities
Embedded derivative liabilities			1,135,000,000			1,445,000,000
Funds withheld payable under reinsurance treaties	[1]		22,957,000,000			29,007,000,000
Market risk benefit - liabilities		$ 5,662,000,000	5,662,000,000	[1]	$ 8,033,000,000	8,033,000,000	[1]	$ 10,690,000,000
Total			11,018,000,000			14,682,000,000
Freestanding derivative instruments	[1]		2,065,000,000			41,000,000
Corporate securities
Assets
Debt securities			25,146,000,000			31,146,000,000
Derivatives related to funds withheld under reinsurance treaties
Liabilities
Freestanding derivative instruments			19,000,000			126,000,000
Derivatives related to funds withheld under reinsurance treaties | Funds withheld embedded derivative
Liabilities
Freestanding derivative instruments			0			120,000,000
Level 3
Assets
Equity securities			122,000,000			112,000,000
Mortgage loans, at fair value under fair value option			582,000,000
Limited partnerships			440,000,000			396,000,000
Policy loans			3,419,000,000			3,467,000,000
Reinsurance recoverable on market risk benefits			221,000,000			383,000,000
Market risk benefit - (assets)			4,865,000,000			1,664,000,000
Total			9,705,000,000			6,031,000,000
Liabilities
Embedded derivative liabilities			0			0
Funds withheld payable under reinsurance treaties			424,000,000			3,759,000,000
Market risk benefit - liabilities			5,662,000,000			8,033,000,000
Total			6,086,000,000			11,792,000,000
Freestanding derivative instruments			0			0
Level 3 | Corporate securities
Assets
Debt securities			56,000,000			9,000,000
Level 3 | Internal
Assets
Equity securities			1,000,000			1,000,000
Mortgage loans, at fair value under fair value option			0
Limited partnerships			8,000,000			1,000,000
Policy loans			3,419,000,000			3,467,000,000
Reinsurance recoverable on market risk benefits			221,000,000			383,000,000
Market risk benefit - (assets)			4,865,000,000			1,664,000,000
Total			8,514,000,000			5,516,000,000
Liabilities
Funds withheld payable under reinsurance treaties			424,000,000			3,759,000,000
Market risk benefit - liabilities			5,662,000,000			8,033,000,000
Total			6,086,000,000			11,792,000,000
Level 3 | Internal | Corporate securities
Assets
Debt securities			0			0
Level 3 | External
Assets
Equity securities			121,000,000			111,000,000
Mortgage loans, at fair value under fair value option			582,000,000
Limited partnerships			432,000,000			395,000,000
Policy loans			0			0
Reinsurance recoverable on market risk benefits			0			0
Market risk benefit - (assets)			0			0
Total			1,191,000,000			515,000,000
Liabilities
Funds withheld payable under reinsurance treaties			0			0
Market risk benefit - liabilities			0			0
Total			0			0
Level 3 | External | Corporate securities
Assets
Debt securities			$ 56,000,000			$ 9,000,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.